STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

1933 Act Rule 485(a)(2)
1933 Act File No. 002-73948
1940 Act File No. 811-3258

October 5, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc.
File Nos. 002-73948 and 811-3258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 151/152 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”).  The Amendment is being submitted to add four new series of shares, designated as the U.S. Large Cap Core 3 Portfolio, U.S. Small Cap Core 3 Portfolio, International Large Cap Core 3 Portfolio and International Small Cap Core 3 Portfolio (the “Portfolios”), to the Registrant.

As noted on the facing sheet, the Amendment relates solely to certain series and classes of the Registrant, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectuses and the statements of additional information relating to the Portfolios.

Please direct questions or comments relating to this filing to me at (215) 564-8048.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell